Financial instruments-fair values and risk management- Profit or loss impact on the fair values of Level 3 (Details) - Level 3 € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Volatility rate | Option floor
Disclosure of fair value measurement of assets [line items]
Shift	0.10
Volatility rate | Option yield
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input , assets	€ 94
Decrease of reasonably possible significant unobservable input, assets	€ (97)
Shift	0.10
Volatility rate | Warrants liability
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input , liabilities	€ 50
Decrease of reasonably possible significant unobservable input , liabilities	€ (50)
Shift	0.05
Credit spread | Option floor
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input , assets	€ 6
Decrease of reasonably possible significant unobservable input, assets	€ (6)
Shift	0.10
Credit spread | Option yield
Disclosure of fair value measurement of assets [line items]
Increase of reasonably possible significant unobservable input , assets	€ (144)
Decrease of reasonably possible significant unobservable input, assets	€ 186
Shift	0.10